Statement of Changes in Equity - AUD ($)	Issued capital	Other contributed equity [1]	Share based payments reserve	Other reserves	Accumulated losses	Total
Beginning balance at Jun. 30, 2023	$ 32,614,902		$ 1,289,032	$ 53,875	$ (13,523,463)	$ 20,434,346
Fair value of shares issued to Executive Director	700,037					700,037
Shares issued on exercise of shareholder options	375					375
Fair value of options issued			988,345			988,345
Share issue transaction costs	(178)					(178)
Option / rights exercise	30,945		(30,945)
Lapse of options / rights			(457,332)		192,342	(264,990)
Transactions with owners	731,179		500,068		192,342	1,423,589
Comprehensive income:
Total profit or loss for the year					(16,988,681)	(16,988,681)
Foreign currency movements on translation of foreign operations				(16,377)		(16,377)
Changes in fair value of equity investments at fair value through other comprehensive income				(757,517)		(757,517)
Total other comprehensive income for the year				(773,894)	(16,988,681)	(17,762,575)
Ending balance at Jun. 30, 2024	33,346,081		1,789,100	(720,019)	(30,319,802)	4,095,360
Share placements	3,346,307					3,346,307
Fair value of shares issued to Executive Director	687,500					687,500
Fair value of shares issued for project acquisition – Drake / Spur South	279,091					279,091
Fair value of shares / options issued for advisory and marketing services	792,444					792,444
Shares issued on exercise of shareholder options	16,073					16,073
Fair value of options issued			1,004,673			1,004,673
Share issue transaction costs	(1,148,381)					(1,148,381)
Option / rights exercise	6,540		(6,540)
Fair value of rights issued			82,099			82,099
Lapse of options / rights			(31,127)			(31,127)
Transactions with owners	3,979,574		1,049,105			5,028,679
Comprehensive income:
Total profit or loss for the year					(6,033,416)	(6,033,416)
Foreign currency movements on translation of foreign operations				240		240
Changes in fair value of equity investments at fair value through other comprehensive income				(124,419)		(124,419)
Total other comprehensive income for the year				(124,179)	(6,033,416)	(6,157,595)
Ending balance at Jun. 30, 2025	37,325,655		2,838,205	(844,198)	(36,353,218)	2,966,444
Share placements	33,816,693					33,816,693
Subscriptions received		2,661,900				2,661,900
Fair value of shares issued for project acquisition – Horse Heaven	44,686,382		17,406,388			62,092,770
Fair value of shares issued for employee remuneration	57,000					57,000
Fair value of shares / options issued for advisory and marketing services	839,000		472,516			1,311,516
Fair value of broker fee share / options	612,000		1,476,923			2,088,923
Shares issued on exercise of shareholder options	3,341,342					3,341,342
Performance Rights exercised	9,358,644		(9,358,644)
Fair value of options issued for employee remuneration			130,648			130,648
Fair value of performance rights issued			34,396,882			34,396,882
Share issue transaction costs	(5,155,870)					(5,155,870)
Option / rights exercise	9,358,644
Lapse of options			(960,020)		960,020
Lapse/forfeiture of rights			(44,931)		17,280	(27,651)
Transactions with owners	87,555,191	2,661,900	43,519,762		977,300	134,714,153
Comprehensive income:
Total profit or loss for the year					(53,316,618)	(53,316,618)
Foreign currency movements on translation of foreign operations				(35,540)		(35,540)
Changes in fair value of equity investments at fair value through other comprehensive income				11,604		11,604
Total other comprehensive income for the year				(23,936)	(53,316,618)	(53,340,554)
Ending balance at Jun. 30, 2026	$ 124,880,846	$ 2,661,900	$ 46,357,967	$ (868,134)	$ (88,692,536)	$ 84,340,043

[1]	Amounts reported in Other contributed equity of $2,661,900 represent subscriptions received prior to 30 June 2026 for 38,027,143 shares valued $0.07 which had not been issued at reporting date. The shares were issued on 8 July 2026 and amounts were reclassified to Issued capital at that time.